Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
13.	SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value ordinary shares. As of December 31, 2019, there was 2,461,983 ordinary shares remain issued and outstanding. After redemption of 212,633 ordinary shares prior to the SPAC transaction on May 7, 2020, the number of outstanding ordinary shares became 2,249,350. In connection with the SPAC Transaction, the Company issued approximately 19.4 million ordinary shares including 3 million shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc.

At the closing of the SPAC Transaction, a convertible promissory note of RMB4,038 (US$619) with the related rights previously issued to the shareholder’s of Scienjoy, Inc. was automatically converted into 63,250 ordinary shares.

At the closing of the SPAC Transaction, the Company issued 402,983 ordinary shares to settle deferred underwriting commission of RMB14,131 (US$ 2,166) in connection of the Company’s initial public offering on February 8, 2019. The effective conversion price was US$ 5.0 per ordinary shares based on the volume weighted average price of the Company’s ordinary shares prior to the SPAC Transaction, as a result, the fair value of ordinary shares issued approximated the carrying value of deferred underwriting commission payable settled.

Prior to the SPAC Transaction, the Company issued certain Public Rights and Private Rights in connection with its previous initial public offering and private placement. All these outstanding public rights and private rights were converted into 602,000 ordinary shares upon the completion of the SPAC Transaction.

Prior to the closing of the SPAC Transaction, the Company issued 533,000 ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.

In connection of the acquisition of BeeLive, the Company issued 3,786,719 ordinary shares to the original shareholders of BeeLive as 70% of total RMB250 million (or equivalent to RMB175 million) worth share consideration (Note 4), which was calculated based on US$ 6.68 per share based on the 15 days average closing price of the Company’s ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB175 million (US$ 26.8 million) as part of the purchase consideration.

As of December 31, 2020, the Company had 27,037,302 ordinary shares issued and outstanding.

Warrants

As of December 31, 2020, there were 6,020,000 warrants outstanding and exercisable, consisting of 5,750,000 public warrants issued in connection with the Company’s initial public offering and 270,000 private warrants issued for a private placement simultaneously with the closing of the initial public offering. Two warrants are exercisable for one ordinary shares. All these warrants were issued and outstanding before the SPAC Transaction and no warrants have been exercised for the year ended December 31, 2020.

The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants may only be exercised for a whole number of shares, meaning that the Public Warrants must be exercised in multiples of two. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants with the exercise price of US$ 11.5 per full share and expiration by February 4, 2024, except that the private warrants and the ordinary shares issuable upon the exercise of the private warrants will not be transferable, assignable or salable until after the completion of the SPAC Transaction, subject to certain limited exceptions. The private warrants may only be exercised for a whole number of shares, meaning that the private warrants must be exercised in multiples of two. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

A summary of warrants activity for the year ended December 31, 2020 is as follows:

	Number of shares	Weighted average life	Expiration dates
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5,2019	5,750,000
Private warrants assumed from Wealthbridge’s private placement on February 5,2019	270,000
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 4, 2024
Balance of warrants exercisable as of December 31, 2020	6,020,000	3.1 years	February 4, 2024

As of December 31, 2020, the Company had warrants exercisable for 3,010,000 ordinary shares with weighted average life of 3.1 years and expired on February 4, 2024.

Unit Purchase Option

On February 8, 2019, the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. As of December 31, 2020, the Group had UPO units exercisable for 690,000 ordinary shares with weighted average life of 3.1 years and expiring on February 5, 2024.

Liability Classified Warrants

All of the Company’s outstanding warrants contain a contingent cash payment feature and therefore were accounted for as a liability and are adjusted to fair value at each balance sheet date. The change in fair value of the warrant liability is recorded as change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss (Note 2).

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of the unit purchase option is approximately $1,286,000, or $2.98 per Unit, using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.44% and (3) expected life of five years. The option and such units purchased pursuant to the option, as well as the ordinary shares underlying such units, the rights included in such units, the ordinary shares that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA’s NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. The option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of ordinary shares at a price below its exercise price.

Dividend

Prior to the SPAC Transaction, Scienjoy Inc. declared a dividend of approximately RMB 333,090 by July 2018, of which approximately RMB228,500 (US$33,200) was paid in 2018 and approximately RMB104,590 (US$15,023) was subsequently paid in 2019, respectively.

Capital distribution

During the year ended December 31, 2018, 2019 and 2020, the Company distributed RMB10,000, RMB32,328 and nil to the shareholders as a result of re-organization.

Capital contribution

During the years ended December 31, 2018, 2019 and 2020, the Company received capital contribution of RMB8,399, nil and nil from a shareholder.

Shares to be issued

As of December 31, 2020, the earn-out liability related to SPAC Earn-out Target 2020 and Beelive Earn-out Target 2020 were met. As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company.